S000010620 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	133 Months Ended	232 Months Ended	329 Months Ended	553 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000029373 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.36%	0.03%		1.72%
Performance Inception Date									Nov. 21, 1978
C000029373 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.36%	(0.01%)		1.69%
Performance Inception Date									Nov. 21, 1978
C000029373 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.69%	0.74%		2.13%
Performance Inception Date									Nov. 21, 1978
C000029375 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	0.03%		1.41%
Performance Inception Date								Aug. 01, 1997
C000029376 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.60%	0.84%		2.24%
Performance Inception Date							Sep. 16, 2005
C000136874 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	0.87%		2.28%
Performance Inception Date						Dec. 11, 2013
C000177149 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	0.91%		2.25%
Performance Inception Date				Mar. 01, 2017
C000253711 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	0.65%		2.04%
Performance Inception Date	Oct. 02, 2024